Product sales revenue - Schedule of product sales revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Product sales revenue [Abstract]
Product sales revenue recognized in the period1	$ 4,992,231	$ 1,232,423	$ 11,183,309	$ 2,153,422
Fair value pricing adjustments	(7,331,180)	361,140	(1,608,689)	529,109
Product sales revenue	(2,338,949)	1,593,563	9,574,620	2,682,531
Recycling services	372,510	115,560	950,134	301,216
Revenue	$ (1,966,439)	$ 1,709,123	$ 10,524,754	$ 2,983,747